SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-03586

                        AllianceBernstein Municipal Trust
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                        Date of fiscal year end: June 30

             Date of reporting period: July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.






******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03586
Reporting Period: 07/01/2004 - 06/30/2005
AllianceBernstein Municipal Trust







============ ALLIANCEBERNSTEIN MUNICIPAL TRUST-CALIFORNIA PORTFOLIO ============




=========== ALLIANCEBERNSTEIN MUNICIPAL TRUST-CONNECTICUT PORTFOLIO ============




============= ALLIANCEBERNSTEIN MUNICIPAL TRUST-FLORIDA PORTFOLIO ==============




============= ALLIANCEBERNSTEIN MUNICIPAL TRUST-GENERAL PORTFOLIO ==============




========== ALLIANCEBERNSTEIN MUNICIPAL TRUST-MASSACHUSETTS PORTFOLIO ===========




============ ALLIANCEBERNSTEIN MUNICIPAL TRUST-NEW JERSEY PORTFOLIO ============




============= ALLIANCEBERNSTEIN MUNICIPAL TRUST-NEW YORK PORTFOLIO =============




========== ALLIANCEBERNSTEIN MUNICIPAL TRUST-NORTH CAROLINA PORTFOLIO ==========




=============== ALLIANCEBERNSTEIN MUNICIPAL TRUST-OHIO PORTFOLIO ===============




=========== ALLIANCEBERNSTEIN MUNICIPAL TRUST-PENNSYLVANIA PORTFOLIO ===========




============= ALLIANCEBERNSTEIN MUNICIPAL TRUST-VIRGINIA PORTFOLIO =============

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Municipal Trust


                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2005


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary